SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Significant mining properties and entities of Kinross

			As at
			December 31,		December 31,
Entity	Property/ Segment	Location	2018		2017
Subsidiaries:
(Consolidated)
Fairbanks Gold Mining, Inc.	Fort Knox	USA	100%		100%
Kinross Brasil Mineração S.A. (“KBM”)	Paracatu	Brazil	100%		100%
Compania Minera Maricunga ("CMM")	Maricunga and Lobo-Marte / Maricunga and Corporate and Other	Chile	100%		100%

Compania Minera Mantos de Oro ("MDO")	La Coipa / Corporate and Other	Chile	100%		100%
Echo Bay Minerals Company	Kettle River - Buckhorn	USA	100%		100%
Chukotka Mining and Geological Company	Kupol	Russian Federation	100%		100%
Northern Gold LLC	Dvoinoye/ Kupol	Russian Federation	100%		100%
Tasiast Mauritanie Ltd. S.A.	Tasiast	Mauritania	100%		100%
Chirano Gold Mines Ltd. (a)	Chirano	Ghana	90%		90%
KG Mining (Bald Mountain) Inc.	Bald Mountain	USA	100	% (b)	100%
Round Mountain Gold Corporation / KG Mining (Round Mountain) Inc.	Round Mountain	USA	100%		100%

Interests in joint ventures:
(Equity accounted)
Sociedad Contractual Minera Puren	Puren/ Corporate and Other	Chile	65%		65%
Bald Mountain Exploration LLC	Bald Mountain Exploration Joint Venture/Bald Mountain	USA	—	(b)	50%

(a)	The Company holds a 90% interest in Chirano Gold Mines Ltd. with the Government of Ghana having the right to the remaining 10% interest.
(b)

On October 2, 2018, the Company acquired the remaining 50% interest in the Bald Mountain exploration joint venture. See Note 6iii and Note 9. Bald Mountain Exploration LLC was merged with KG Mining (Bald Mountain) Inc. prior to December 31, 2018.